CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	Average yield p.a. %	December 31, 2023	December 31, 2022

Cash and banks (1)	5.50	6,561,558	8,064,193

Cash equivalents
Local currency
Fixed-term deposits (compromised)	102.78 of CDI	1,784,313	1,441,758
		8,345,871	9,505,951

(1)Refers mainly to investments in foreign currency under the Sweep Account modality, which is a remunerated account the balance of which is invested and made available automatically each day.